CONTRACTUAL COMMITMENTS AND GUARANTEES - Guarantees (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Guarantee Obligations [Line Items]
Gurantee	R$ 29,483,772
Insurance and letters of guarantee - Legal proceedings (Note 20)
Guarantee Obligations [Line Items]
Gurantee	20,298,486
Insurance guarantee - 5G licences (Note 21)
Guarantee Obligations [Line Items]
Gurantee	4,355,976
Judicial deposits and garnishments (Note 10)
Guarantee Obligations [Line Items]
Gurantee	2,831,178
Insurance and letters of guarantee - ANATEL
Guarantee Obligations [Line Items]
Gurantee	1,661,081
Insurance and letters of guarantee -Suppliers
Guarantee Obligations [Line Items]
Gurantee	221,182
Property and equipment (Note 13.f)
Guarantee Obligations [Line Items]
Gurantee	78,631
Blocked financial investments - Legal proceedings (Note 20)
Guarantee Obligations [Line Items]
Gurantee	R$ 37,238